Feb. 28, 2017

GOLDMAN SACHS TRUST

Supplement dated March 1, 2017 to the

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information,

each dated February 28, 2017, for each applicable Goldman Sachs Fund that has

Class T Shares, as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Class T Shares for the Funds listed in Exhibit A are not currently offered by the Goldman Sachs Trust.

EXHIBIT A

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Asia Equity Fund

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs N-11 Equity Fund

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Absolute Return Multi-Asset Fund